Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) Segment
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalent maturity period		90 days
Impairment Charges		$ 0
Number of operating segment | Segment		1
Success fee paid	$ 500,000
Loan Agreement | Pacific Western Bank
Summary Of Significant Accounting Policies [Line Items]
Success fee paid		$ 500,000